LONG TERM DEBT TO RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
LONG TERM DEBT TO RELATED PARTIES

NOTE 8 – LONG TERM DEBT TO RELATED PARTIES

Beneficial Conversion Feature

On February 9, 2016, the Company issued a $100,000 12% convertible note that had conversion prices that create a beneficial conversion. This note matured on February 9, 2021.  This note was convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method. In August 2016, the notes were converted into common shares at a conversion price of $0.50 per share. Upon conversion, the unamortized debt discount was charged to interest expense. During the year ended December 31, 2016, the Company recognized a debt discount of $39,000 with the unamortized balance being charged to interest expense upon conversion.

On May 19, 2016, the Company issued a $100,000 12% convertible note that had conversion prices that create a beneficial conversion. This note matured on May 19, 2021.  This note was convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method. In August 2016, the notes were converted into common shares at a conversion price of $0.50 per share. Upon conversion, the unamortized debt discount was charged to interest expense. During the year ended December 31, 2016, the Company recognized a debt discount of $50,000 with the unamortized balance being charged to interest expense upon conversion.

On June 10, 2016, the Company issued a $50,000 12% convertible note that had conversion prices that create a beneficial conversion. This note matured on June 10, 2021.  This note was convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method. In August 2016, the notes were converted into common shares at a conversion price of $0.50 per share. Upon conversion, the unamortized debt discount was charged to interest expense. During the year ended December 31, 2016, the Company recognized a debt discount of $25,000 with the unamortized balance being charged to interest expense upon conversion.

On June 25, 2016, the Company issued a $50,000 12% convertible note that had conversion prices that create a beneficial conversion. This note matured on June 25, 2021.  This note was convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method.  In August 2016, the notes were converted into common shares at a conversion price of $0.50 per share. Upon conversion, the unamortized debt discount was charged to interest expense.  During the year ended December 31, 2016, the Company recognized a debt discount of $35,000 with the unamortized balance being charged to interest expense upon conversion.

On July 7, 2016, the Company issued a $50,000 12% convertible promissory note that had conversion prices that create a beneficial conversion.  This note matured on July 7, 2021.  This note was convertible at the option of the holder into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note.  In accordance with this guidance, the intrinsic value of the beneficial conversion features is recorded as a debt discount with a corresponding amount to additional paid in capital.  The debt discount is amortized to interest over the five-year life of the note using the effective interest method.  In August 2016, the note was converted into common shares at a conversion price of $0.50 per share.  Upon conversion, the unamortized debt discount was charged to interest expense.  During the year ended December 31, 2016 the Company recognized a debt discount of $35,000 with the unamortized balance being charged to interest expense upon conversion.

On July 25, 2016, the Company issued a $50,000 12% convertible promissory note that had conversion prices that create a beneficial conversion.  This note matured on July 25, 2021.  This note was convertible at the option of the holder into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note.  In accordance with this guidance, the intrinsic value of the beneficial conversion features is recorded as a debt discount with a corresponding amount to additional paid in capital.  The debt discount is amortized to interest over the five-year life of the note using the effective interest method.  In August 2016, the note was converted into common shares at a conversion price of $0.50 per share.  Upon conversion, the unamortized debt discount was charged to interest expense.  During the year ended December 31, 2016 the Company recognized a debt discount of $35,000 with the unamortized balance being charged to interest expense upon conversion.

In August 2015, the Company issued 1,207,200 shares of common stock upon the conversion at $0.50 per share of $600,000 in convertible notes payable and $3,600 of accrued interest.

Following the conversion of outstanding notes in August 2016, the Company issued a series of 12% convertible promissory notes that have conversion prices that create a beneficial conversion.  This note mature five years from issuance and are convertible at the option of the holder into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note.  In accordance with this guidance, the intrinsic value of the beneficial conversion features is recorded as a debt discount with a corresponding amount to additional paid in capital.  The debt discount is amortized to interest over the five-year life of the note using the effective interest method.

A summary of these note issuances is as follows:

Issuance Date	Maturity Date	Principal	Discount Recognized	Amortization Expense 2016	Carry Amount at December 31, 2016

9/26/16	9/26/21	$100,000	$70,000	$3,692	$33,692
10/14/16	10/14/21	100,000	70,000	3,024	33,024
10/31/16	10/31/21	100,000	70,000	2,372	32,372
11/03/16	11/03/21	50,000	35,000	1,120	16,120
11/11/16	11/11/21	100,000	70,000	1,934	31,934
11/21/16	11/21/21	50,000	35,000	775	15,775
12/15/16	12/15/21	75,000	52,500	488	22,988
		$575,000	$402,500	$13,405	$185,905

On December 22 and 29, 2015, the Company issued $100,000 and $100,000, respectively, of 12% convertible notes that had conversion prices that create a beneficial conversion. The notes matured December 22 and 29, 2020, respectively.  These notes were convertible at the option of the holders into shares of common stock at any time prior to maturity at a conversion price of $0.50 per share.  A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the face value of the note. In accordance with this guidance, the intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid in capital. The Company recognized $39,000 and $39,000 of debt discount, respectively.  The debt discount is amortized to interest expense over the five-year life of the notes using the effective interest method. As of December 31, 2015 the carrying amount was $122,260.  During the year ended December 31, 2016 the Company amortized a total of $77,740 upon conversion in August 2016, and $260 in 2015, respectively.